BANK BORROWINGS (Schedule of Long-Term Bank Borrowing's Guarantees) (Details) - Financial Guarantee [Member] - Long-term bank borrowings [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Debt guarantee, fixed deposit	$ 51.2	$ 26.8
Debt guarantee	$ 292.8	301.3
Group Chairman Mr. Tingxiu Lu and his stock rights in Jiangsu Xinde Asset Management Co., Ltd. [Member]
Guarantor Obligations [Line Items]
Debt guarantee		100.0
Land use right and machinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee	$ 38.2	42.5
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd [Member]
Guarantor Obligations [Line Items]
Debt guarantee	$ 50.0	50.0
CEEG (Jiangsu) Limited, China Electric Equipment Group Co., Ltd., and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate [Member]
Guarantor Obligations [Line Items]
Debt guarantee		32.8
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	$ 30.6	30.6
Construction in progress [Member]
Guarantor Obligations [Line Items]
Debt guarantee		11.1
China Electric Equipment Group Co., Ltd. and machinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee	$ 13.0	$ 7.5
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	100.0
Construction in Progress & Property, plant and equipment [Member]
Guarantor Obligations [Line Items]
Debt guarantee	$ 9.8